CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 31,137	$ 14,928
Cash and due from banks [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	4,697	4,498
Interest-bearing deposits in other financial institutions [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 26,440	$ 10,430